June 23, 2014

Via Electronic Transmission

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	LoCorr Investment Trust File Nos. 811-22509 and 333-171360

Ladies and Gentlemen:

On behalf of LoCorr Investment Trust, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 17 to the Trust's Registration Statement (the "Amendment").  The main purpose of this filing is to respond to SEC staff comments with respect to the LoCorr Market Trend Fund’s Rule 485(a) filing, (then known as the LoCorr Tactical Trend Fund) and provide other completing information in the Prospectus and Statement of Additional Information.  We believe that this Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning this filing, please contact John Domaschko at (513) 352-6559 or Parker Bridgeport at (614) 469-3238.

Very truly yours,

/s/ Parker Bridgeport

768538.1

THOMSPON HINE LLP ATTORNEYS AT LAW	41 South HIgh Street Suite 1700 Columbus, Ohio 43215-6101	www.ThompsonHine.com Phone: 614.469.3200 Fax: 614.469.3361